                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2005
Check here if Amendment  [   ]; Amendment Number:_____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York              May 11, 2005
[Signature]                       [City, State]                   [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                100
                                            ---------------------------

Form 13F  Information Table Value Total:           $258,055,597
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                          PERIOD ENDED: MARCH 31, 2005

         Item 1:       Item 2:   Item 3:     Item 4:    Item 5:               Item 6:              Item 7:            Item 8:
                                                                        Investment Discretion                    Voting Authority
                                                                                   (b)                                   (b)
                                 SEDOL/       Fair       SHARES                   Shared    (c)                        Shared
                       Title of  CUSIP       Market       PRN     SH  PUT/  (a)     As    Shared               (a)       As     (c)
      Name of Issuer    Class    Number       Value      Amount   PRN CALL  Sole  Defined  Other   Manager     Sole    Defined  None
---------------------- -------- ---------  ----------  ---------  --- ----  ----  ------- ------  --------     ----    -------  ----
3M CO                    COM    88579Y101  $2,776,356     32,400  SH                 x              1         32,400
ADOBE SYSTEMS INC        COM    00724F101  $2,800,989     41,700  SH                 x              1         41,700
ALUMINA LTD              COM      6954985  $2,259,671    496,500  SH                 x              1        496,500
AMDOCS LTD               COM      2256908  $2,885,440    101,600  SH                 x              1        101,600
AMERICAN EXPRESS CO      COM    025816109  $2,748,295     53,500  SH                 x              1         53,500
APACHE CORP              COM    037411105    $740,883     12,100  SH                 x              1         12,100
APPLE COMPUTER INC       COM    037833100  $2,904,399     69,700  SH                 x              1         69,700
ASHLAND INC              COM    044204105  $2,240,004     33,200  SH                 x              1         33,200
AUTOMATIC DATA
  PROCESSING             COM    053015103  $2,872,305     63,900  SH                 x              1         63,900
BANK OF AMERICA CORP     COM    060505104  $2,892,960     65,600  SH                 x              1         65,600
BURBERRY GROUP PLC       COM      3174300  $1,989,324    257,115  SH                 x              1        257,115
BURLINGTON RESOURCES
  INC                    COM    122014103  $2,578,605     51,500  SH                 x              1         51,500
CACHE INC                COM    127150308  $1,567,735    115,700  SH                 x              1        115,700
CENTENNIAL COAL
  COMPANY LTD            COM      6185622  $4,022,417  1,091,328  SH                 x              1      1,091,328
CENTEX CORP              COM    152312104  $3,808,455     66,500  SH                 x              1         66,500
CHICO'S FAS INC          COM    168615102  $1,873,638     66,300  SH                 x              1         66,300
CISCO SYSTEMS INC        COM    17275R102  $3,306,072    184,800  SH                 x              1        184,800
CITIGROUP INC            COM    172967101  $2,709,882     60,300  SH                 x              1         60,300
COACH INC                COM    189754104  $1,687,574     29,800  SH                 x              1         29,800
COGNOS INC               COM    19244C109  $2,383,925     57,100  SH                 x              1         57,100
COLGATE-PALMOLIVE CO     COM    194162103  $2,358,084     45,200  SH                 x              1         45,200
CONOCOPHILLIPS           COM    20825C104  $1,153,888     10,700  SH                 x              1         10,700
CONSOL ENERGY INC        COM    20854P109  $2,097,092     44,600  SH                 x              1         44,600
CORNING INC              COM    219350105  $2,248,260    202,000  SH                 x              1        202,000
DELL INC                 COM    24702R101  $1,751,952     45,600  SH                 x              1         45,600
DU PONT (E.I.) DE
  NEMOURS                COM    263534109  $2,249,436     43,900  SH                 x              1         43,900
ELECTRONIC ARTS INC      COM    285512109  $1,563,756     30,200  SH                 x              1         30,200
EMC CORP/MASS            COM    268648102  $2,528,064    205,200  SH                 x              1        205,200
ESPRIT HOLDINGS LTD      COM      6321642  $4,016,112    588,200  SH                 x              1        588,200
FORMFACTOR INC           COM    346375108  $2,404,368    106,200  SH                 x              1        106,200
FORWARD AIR
  CORPORATION            COM    349853101  $2,427,060     57,000  SH                 x              1         57,000
FREEPORT-MCMORAN
  COPPER-B               COM    35671D857  $1,295,247     32,700  SH                 x              1         32,700
FRIEDMAN BILLINGS
  RAMSEY-A               COM    358434108  $2,997,843    188,900  SH                 x              1        188,900
GENENTECH INC            COM    368710406  $4,172,157     73,700  SH                 x              1         73,700
GENERAL ELECTRIC CO      COM    369604103  $3,216,552     89,200  SH                 x              1         89,200

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                          PERIOD ENDED: MARCH 31, 2005


         Item 1:       Item 2:   Item 3:    Item 4:    Item 5:               Item 6:               Item 7:            Item 8:
                                                                       Investment Discretion                     Voting Authority
                                                                                  (b)                                    (b)
                                 SEDOL/      Fair      SHARES                    Shared     (c)                        Shared
                       Title of  CUSIP      Market      PRN     SH   PUT/  (a)     As     Shared             (a)         As     (c)
      Name of Issuer    Class    Number      Value     Amount   PRN  CALL  Sole  Defined   Other   Manager   Sole      Defined  None
---------------------- -------- --------- ---------- ---------  ---  ----  ----  -------  ------  ---------  ----      -------  ----
GILEAD SCIENCES INC      COM    375558103 $1,972,580    55,100  SH                  x               1          55,100
GILLETTE COMPANY         COM    375766102 $3,528,552    69,900  SH                  x               1          69,900
GOLDMAN SACHS GROUP
  INC                    COM    38141G104 $5,411,508    49,200  SH                  x               1          49,200
HALLIBURTON CO           COM    406216101 $2,590,675    59,900  SH                  x               1          59,900
HARMAN INTERNATIONAL     COM    413086109 $2,043,426    23,100  SH                  x               1          23,100
HONEYWELL
  INTERNATIONAL INC      COM    438516106 $2,295,857    61,700  SH                  x               1          61,700
HUTCHISON WHAMPOA LTD    COM      6448068 $3,811,487   448,690  SH                  x               1         448,690
INFOSYS
  TECHNOLOGIES-SP ADR    ADR    456788108 $1,216,545    16,500  SH                  x               1          16,500
INTL BUSINESS MACHINES
  CORP                   COM    459200101 $1,343,286    14,700  SH                  x               1          14,700
JETBLUE AIRWAYS CORP     COM    477143101 $1,347,556    70,775  SH                  x               1          70,775
JOY GLOBAL INC           COM    481165108 $3,551,578   101,300  SH                  x               1         101,300
LAMAR ADVERTISING
  CO-CL A                COM    512815101 $2,590,647    64,300  SH                  x               1          64,300
LEHMAN BROTHERS
  HOLDINGS INC           COM    524908100 $2,448,160    26,000  SH                  x               1          26,000
LMS MEDICAL SYSTEMS
  INC                    COM    502089105 $2,031,750   645,000  SH                  x               1         645,000
LOWE'S COS INC           COM    548661107 $2,831,664    49,600  SH                  x               1          49,600
MANNKIND CORP            COM    56400P201 $1,373,195    96,500  SH                  x               1          96,500
MANPOWER INC             COM    56418H100 $2,963,712    68,100  SH                  x               1          68,100
MASSEY ENERGY CO         COM    576206106 $2,026,024    50,600  SH                  x               1          50,600
MERRILL LYNCH & CO INC   COM    590188108 $5,144,940    90,900  SH                  x               1          90,900
MICROSOFT CORP           COM    594918104 $1,882,843    77,900  SH                  x               1          77,900
NAVTEQ CORP              COM    63936L100 $2,470,950    57,000  SH                  x               1          57,000
NIDEC CORP               COM      6640682 $5,366,903    43,100  SH                  x               1          43,100
ORACLE CORP              COM    68389X105 $2,629,536   210,700  SH                  x               1         210,700
PACIFIC BASIN SHIPPING
  LTD                    COM      B01RQM3 $3,881,455 8,127,000  SH                  x               1       8,127,000
PALL CORP                COM    696429307 $3,644,928   134,400  SH                  x               1         134,400
PALMONE INC              COM    69713P107 $4,375,512   172,400  SH                  x               1         172,400
PEABODY ENERGY CORP      COM    704549104 $2,559,072    55,200  SH                  x               1          55,200
PEPSICO INC              COM    713448108 $2,068,170    39,000  SH                  x               1          39,000
PHARMACEUTICAL HOLDRs
  TRUST                  COM    71712A206 $2,805,660    39,000  SH                  x               1          39,000
PHELPS DODGE CORP        COM    717265102 $2,075,292    20,400  SH                  x               1          20,400
PRAXAIR INC              COM    74005P104 $3,709,150    77,500  SH                  x               1          77,500
PREMCOR INC              COM    74045Q104 $1,724,752    28,900  SH                  x               1          28,900
PRESTIGE BRANDS
  HOLDINGS INC           COM    74112D101 $2,271,555   128,700  SH                  x               1         128,700
PROCTER & GAMBLE CO      COM    742718109 $1,155,400    21,800  SH                  x               1          21,800
QUALCOMM INC             COM    747525103 $2,479,851    67,700  SH                  x               1          67,700

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                          PERIOD ENDED: MARCH 31, 2005


         Item 1:       Item 2:   Item 3:    Item 4:    Item 5:               Item 6:               Item 7:            Item 8:
                                                                       Investment Discretion                     Voting Authority
                                                                                  (b)                                    (b)
                                 SEDOL/      Fair      SHARES                    Shared     (c)                        Shared
                       Title of  CUSIP      Market      PRN     SH   PUT/  (a)     As     Shared             (a)         As     (c)
      Name of Issuer    Class    Number      Value     Amount   PRN  CALL  Sole  Defined   Other   Manager   Sole      Defined  None
---------------------- -------- --------- ---------- ---------  ---  ----  ----  -------  ------  ---------  ----      -------  ----
RESEARCH IN MOTION       COM    760975102 $2,101,550    27,500  SH                  x               1         27,500
SAMSUNG ELECTRONICS CO
  LTD                    COM      6771720 $4,315,739     8,752  SH                  x               1          8,752
SCHERING-PLOUGH CORP     COM    806605101 $1,729,695    95,300  SH                  x               1         95,300
SEAGATE TECHNOLOGY       COM      2166245 $1,939,360    99,200  SH                  x               1         99,200
SIRIUS SATELLITE RADIO
  INC                    COM    82966U103 $1,315,080   234,000  SH                  x               1        234,000
SONUS NETWORKS INC       COM    835916107 $2,423,584   571,600  SH                  x               1        571,600
SONY CORP-SPONSORED
  ADR                    ADR    835699307 $1,696,848    42,400  SH                  x               1         42,400
STATION CASINOS INC      COM    857689103 $2,100,805    31,100  SH                  x               1         31,100
SYMBOL TECHNOLOGIES
  INC                    COM    871508107 $3,060,288   211,200  SH                  x               1        211,200
TAIWAN
  SEMICONDUCTOR-SP ADR   ADR    874039100 $2,985,808   352,100  SH                  x               1        352,100
TEEKAY SHIPPING CORP     COM      2933795 $2,566,645    57,100  SH                  x               1         57,100
TEXAS INSTRUMENTS INC    COM    882508104 $3,568,600   140,000  SH                  x               1        140,000
THAI FUND INC            COM    882904105 $2,982,580   302,800  SH                  x               1        302,800
THE WALT DISNEY CO.      COM    254687106 $2,249,559    78,300  SH                  x               1         78,300
TIBCO SOFTWARE INC       COM    88632Q103 $2,413,800   324,000  SH                  x               1        324,000
TIME WARNER INC          COM    887317105 $2,039,310   116,200  SH                  x               1        116,200
TOYOTA MOTOR CORP        COM      6900643 $2,318,600    62,300  SH                  x               1         62,300
TRANSOCEAN INC           COM      2821287 $3,983,004    77,400  SH                  x               1         77,400
TYCO INTERNATIONAL LTD   COM    902124106 $2,698,930    79,850  SH                  x               1         79,850
UBS AG-REGISTERED        COM      2782179 $1,721,760    20,400  SH                  x               1         20,400
UNITED NATURAL FOODS
  INC                    COM    911163103 $2,233,140    78,000  SH                  x               1         78,000
UNITED TECHNOLOGIES
  CORP                   COM    913017109 $1,901,042    18,700  SH                  x               1         18,700
UTI WORLDWIDE INC        COM      2676368 $2,548,815    36,700  SH                  x               1         36,700
WEATHERFORD INTL LTD     COM      2962421 $2,624,682    45,300  SH                  x               1         45,300
WEIGHT WATCHERS INTL
  INC                    COM    948626106 $3,042,984    70,800  SH                  x               1         70,800
WHOLE FOODS MARKET INC   COM    966837106    $71,491       700  SH                  x               1            700
XILINX INC               COM    983919101 $3,329,297   113,900  SH                  x               1        113,900
XM SATELLITE RADIO
  HOLD-CL A              COM    983759101 $3,602,657   113,900  SH                  x               1        113,900
YAHOO! INC               COM    984332106 $2,745,900    81,000  SH                  x               1         81,000
ZIMMER HOLDINGS INC      COM    98956P102 $2,591,073    33,300  SH                  x               1         33,300

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.